Measurement basis of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
At 31 December 2025		Held for trading £m	Other £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	37,720	37,720
Financial assets at fair value through profit or loss	–	–	2,279	–	–	–	2,279
Derivative financial instruments	11	3,249	–	–	–	–	3,260
Loans and advances to banks	–	–	–	–	–	5,836	5,836
Loans and advances to customers	–	–	–	–	–	461,504	461,504
Reverse repurchase agreements	–	–	–	–	–	43,962	43,962
Debt securities	–	–	–	–	–	11,983	11,983
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	1,182	1,182
Financial assets at amortised cost	–	–	–	–	–	524,467	524,467
Financial assets at fair value through other comprehensive income	–	–	–	–	36,257	–	36,257
Total financial assets	11	3,249	2,279	–	36,257	562,187	603,983
Financial liabilities
Deposits from banks	–	–	–	–	–	3,085	3,085
Customer deposits	–	–	–	–	–	465,207	465,207
Repurchase agreements at amortised cost	–	–	–	–	–	37,567	37,567
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	3,852	3,852
Financial liabilities at fair value through profit or loss	–	–	–	4,243	–	–	4,243
Derivative financial instruments	264	4,022	–	–	–	–	4,286
Notes in circulation	–	–	–	–	–	2,118	2,118
Debt securities in issue at amortised cost	–	–	–	–	–	52,132	52,132
Other	–	–	–	–	–	986	986
Subordinated liabilities	–	–	–	–	–	8,020	8,020
Total financial liabilities	264	4,022	–	4,243	–	572,967	581,496

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
At 31 December 2024		Held for trading £m	Other £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	42,396	42,396
Financial assets at fair value through profit or loss	–	–	2,321	–	–	–	2,321
Derivative financial instruments	51	4,184	–	–	–	–	4,235
Loans and advances to banks	–	–	–	–	–	6,433	6,433
Loans and advances to customers	–	–	–	–	–	441,907	441,907
Reverse repurchase agreements	–	–	–	–	–	44,143	44,143
Debt securities	–	–	–	–	–	11,854	11,854
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	560	560
Financial assets at amortised cost	–	–	–	–	–	504,897	504,897
Financial assets at fair value through other comprehensive income	–	–	–	–	30,344	–	30,344
Other	–	–	–	–	–	172	172
Total financial assets	51	4,184	2,321	–	30,344	547,465	584,365
Financial liabilities
Deposits from banks	–	–	–	–	–	3,144	3,144
Customer deposits	–	–	–	–	–	451,794	451,794
Repurchase agreements at amortised cost	–	–	–	–	–	37,760	37,760
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	4,049	4,049
Financial liabilities at fair value through profit or loss	–	–	–	4,630	–	–	4,630
Derivative financial instruments	340	5,447	–	–	–	–	5,787
Notes in circulation	–	–	–	–	–	2,121	2,121
Debt securities in issue at amortised cost	–	–	–	–	–	45,281	45,281
Other	–	–	–	–	–	1,663	1,663
Subordinated liabilities	–	–	–	–	–	7,211	7,211
Total financial liabilities	340	5,447	–	4,630	–	553,023	563,440

Schedule of Offsetting of Financial Assets and Liabilities	Note 15: Measurement basis of financial assets and liabilities continued
Offsetting of financial assets and liabilities

				Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2025	Gross amounts of assets and liabilities £m	Amount offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral (received)/ pledged £m	Non-cash collateral (received)/ pledged £m	Master netting and similar agreements £m
Derivative assets	35,865	(32,605)	3,260	(362)	(136)	(1,589)	1,173
Derivative liabilities	(38,929)	34,643	(4,286)	1,363	189	1,589	(1,145)
Net position	(3,064)	2,038	(1,026)	1,001	53	–	28
Reverse repurchase agreements held at amortised cost	56,687	(12,725)	43,962	64	(43,819)	–	207
Repurchase agreements held at amortised cost	(50,292)	12,725	(37,567)	2	37,422	–	(143)
Net position	6,395	–	6,395	66	(6,397)	–	64
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.
Note 15: Measurement basis of financial assets and liabilities continued
Offsetting of financial assets and liabilities

				Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2024	Gross amounts of assets and liabilities £m	Amount offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral (received)/ pledged £m	Non-cash collateral (received)/ pledged £m	Master netting and similar agreements £m
Derivative assets	40,288	(36,053)	4,235	(407)	(524)	(2,217)	1,087
Derivative liabilities	(44,261)	38,474	(5,787)	1,742	208	2,217	(1,620)
Net position	(3,973)	2,421	(1,552)	1,335	(316)	–	(533)
Reverse repurchase agreements held at amortised cost	55,165	(11,022)	44,143	256	(44,031)	–	368
Repurchase agreements held at amortised cost	(48,782)	11,022	(37,760)	8	37,427	–	(325)
Net position	6,383	–	6,383	264	(6,604)	–	43
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.